Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 Employee	Dec. 31, 2012	Sep. 30, 2013
Schedule of property and equipment useful life
Hosting expenses		$ 42,468
Description of subscription offered	During 2013, subscriptions were offered in durations of one-, three-, six- and twelve-month terms.
Description of period for payback of remaining funds	The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.
Credit card holdback receivable	232,264	287,293
Number of operating segments	1
Expected dividend yield	0.00%
Reserve for future chargebacks	37,850	36,129	39,724
Receivable from payment processors	$ 421,969
Research and Development Expense [Member]
Schedule of property and equipment useful life
Estimated useful life	Three years